Share-based payments	9 Months Ended
Sep. 30, 2023
Share-based payments
Share-based payments

5. Share-based payments

During the nine months ended September 30, 2023 and 2022, the Group recognized share-based payment expenses of EUR 6,273k and EUR 6,455k, respectively, as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Cost of sales	—	98	—	245
Selling and distribution expenses	91	93	152	246
Research and development expenses	390	441	480	1,202
General and administrative expenses	2,189	862	5,548	4,083
Other operating expenses	188	206	275	497
Total	2,858	1,701	6,455	6,273

Expense recognized for the equity-settled programs was as follows:

	Three months ended September 30,		Nine months ended September 30,
Program	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
LTIP Stock Options	1,352	391	4,430	2,728
RSU Supervisory Board	188	206	275	497
New VSOP	(14)	(26)	(96)	19
Prior VSOP	82	20	99	(1)
LTIP RSUs	1,249	1,110	1,746	3,030
Total	2,858	1,701	6,455	6,273

On November 16, 2020, CureVac granted 266,155 options to the former Chief Scientific Officer (CSO). Furthermore, on December 1, 2020, CureVac granted 266,156 options (in 3 tranches) to the Group’s Chief Business Officer (CBO) and Chief Commercial Officer (CCO). All grants were made under the terms of a new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of September 30, 2023, none of the options granted to the CBO/CCO under the LTIP were exercised.

On July 1, 2021, CureVac granted 20,000 options to the Chief Operations Officer (COO). This grant was made under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of September 30, 2023, none of the options granted to the COO were exercised.

On March 1, 2021, CureVac granted 2,000 options to a key employee and on January 1, 2022, CureVac granted 9,500 options to a key employee. All grants were made under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of September 30, 2023, none of the options were exercised.

On March 1, 2022, CureVac granted 130,000 options to the Executive Board. All grants were made under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of September 30, 2023, none of the options were exercised.

On April 1, 2022, CureVac granted 700 options to a key employee. All grants were made under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of September 30, 2023, none of the options were exercised.

On April 1, 2023, CureVac granted 144,379 options to the newly appointed CEO. All grants were made under the terms of the new long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V. As of September 30, 2023, none of the options were exercised.

The expenses recognized for employee services received under the LTIP Stock Options during the three and nine months ended September 30, 2023, is in the amount of EUR 391k and EUR 2,728k, respectively (2022: EUR 1,352k and EUR 4,430k, respectively) and is included in general and administrative expenses and selling and distribution expenses.

In 2021, as part of the LTIP program, the Group awarded RSUs (restricted stock units) to senior executives as well as Supervisory Board members. On June 24, 2021, the Group awarded 10,956 RSUs to Supervisory Board members and on December 23, 2021, the Group awarded 63,095 RSUs to the Executive Board and various key employees. Up to September 30, 2023, 48,686 RSUs were settled. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified.

On January 1, 2022, CureVac awarded 36,000 RSUs to the Chief Executive Officer (CEO). The related RSU expense is included in general and administrative expenses. For the three and nine months ended September 30, 2023, all RSUs were settled.

On January 31, 2022, CureVac awarded 5,000 RSUs to the Chief Operations Officer (COO) and 30,000 RSUs to the Chief Business Officer (CBO). The related RSU expense is included in general and administrative expenses. Up to September 30, 2023, none of these RSUs were settled.

On June 22, 2022, the Group awarded 36,902 RSUs to Supervisory Board members and 188,986 RSUs to the Executive Board and various key employees. On November 30, 2022, the Group awarded further 7,633 RSU awards to key employees who joined the Group during fiscal 2022. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified. Up to September 30, 2023, 81,670 RSUs were settled.

Effective July 1, 2022, CureVac N.V. acquired all shares of Frame Pharmaceuticals B.V., Amsterdam, Netherlands (formerly Frame Pharmaceuticals), now CureVac Netherlands B.V. On July 1, 2022, CureVac awarded 89,655 RSUs to the former Frame employees. The related RSU expense is recorded in the functional cost category to which the award recipients’ costs are classified. Up to September 30, 2023, 29,881 RSUs were settled.

On March 31, 2023, the Group awarded 92,701 RSUs to the Supervisory Board members and 646,914 RSUs to the Executive Board and various key employees. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified. Up to September 30, 2023, 9,661 RSUs were settled.

The expenses recognized for employee services received under the LTIP RSUs during the three and nine months ended September 30, 2023, is in an amount of EUR 1,110k and EUR 3,030k, respectively (2022: EUR 1,249k and EUR 1,746k, respectively) and is included in research and development expenses, general and administrative expenses and selling and distribution expenses.

As the former CEO has left the Group as of March 31, 2023, all remaining unvested awards are subject to accelerated vesting.

As a Supervisory Board member has left the Group as of June 19, 2023, all remaining unvested awards are subject to accelerated vesting.

As the CSO has left the Group as of July 14, 2023, all remaining unvested awards are subject to accelerated vesting.

As the CBO & CCO will leave the Group as of November 30, 2023, all remaining unvested awards are subject to accelerated vesting.

Exercise of options

Under the New VSOP plan, 21,087 and 69,246 options were exercised within the three and nine months ended September 30, 2023, respectively, at a weighted average share price of USD 10.09 and USD 9.90, respectively.